Condensed financial statements of the parent company only - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 177,075	$ 195,184	$ 153,252
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	48,390	46,476	50,398
Provision for credit (recovery) losses	(184)	(6,991)	(5,837)
Share-based payments and settlements	17,716	12,582	8,410
Net realized (gains) losses on available-for-sale investments	(1,624)	(1,100)	(4,186)
Net (gains) losses on other real estate owned	5	322	2,383
(Increase) decrease in carrying value of equity method investments	(340)	(1,118)	(1,028)
Dividends received from equity method investments	520	556	412
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable	(1,582)	3,838	(1,761)
(Increase) decrease in other assets	(17,001)	(7,813)	25,600
Increase (decrease) in accrued interest payable	3,111	2,774	82
Increase (decrease) in employee benefit plans and other liabilities	23,561	51,635	14,396
Cash provided by (used in) operating activities	249,647	296,345	242,121
Cash flows from investing activities
Short-term investments other than restricted cash: proceeds from maturities and sales	568,944	252,028	837,272
Short-term investments other than restricted cash: purchases	(1,657,456)	(63,913)	(559,484)
Net change in equity securities at fair value	(925)		(511)
Net change in equity securities at fair value		329
Available-for-sale investments: proceeds from sale	225,305	854,160	213,047
Available-for-sale investments: proceeds from maturities and pay downs	348,665	480,765	524,971
Available-for-sale investments: purchases	(563,007)	(242,087)	(730,765)
Held-to-maturity investments: proceeds from maturities and pay downs	274,490	166,406	113,573
Held-to-maturity investments: purchases	(420,018)	(903,958)	(385,813)
Net (increase) decrease in loans to third parties	(362,624)	(321,944)	(130,107)
Additions to premises, equipment and computer software	(22,777)	(18,529)	(19,218)
Proceeds from sale of other real estate owned	1,102	5,896	2,689
Cash provided by (used in) investing activities	1,092,509	338,551	(164,302)
Cash flows from financing activities
Net increase (decrease) in deposits	(744,610)	(22,543)	(621,105)
Proceeds from issuance of common shares, net of underwriting discounts and commissions	0	0	13
Issuance of subordinated capital, net of underwriting fees	0	73,218	0
Repayment of long-term debt	0	(47,000)	0
Common shares repurchased	(81,534)	(48,443)	0
Proceeds from stock option exercises	349	3,318	4,546
Cash dividends paid on common shares	(93,636)	(83,704)	(69,731)
Cash provided by (used in) financing activities	(919,431)	(125,154)	(686,277)
Cash, cash equivalents and restricted cash: beginning of year	2,070,120	1,557,732	2,119,545
Cash, cash equivalents and restricted cash: end of year	2,578,901	2,070,120	1,557,732
Components of cash, cash equivalents and restricted cash at end of year
Cash due from banks				$ 2,550,070	$ 2,053,883	$ 1,535,138
Restricted cash included in short-term investments on the consolidated balance sheets				28,831	16,237	22,594
Total cash, cash equivalents and restricted cash at end of year	2,070,120	1,557,732	1,557,732	2,578,901	2,070,120	1,557,732
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned		2,437	0
Initial recognition of right-of-use assets and operating lease liabilities	22,370	0	0
Bank of N.T. Butterfield & Son Ltd
Cash flows from operating activities
Net income	177,075	195,184	153,252
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	21,734	21,425	23,982
Provision for credit (recovery) losses	3,088	(6,823)	(4,618)
Share-based payments and settlements	17,716	12,582	8,410
Net realized (gains) losses on available-for-sale investments	(1,053)	(758)	(4,241)
Net (gains) losses on other real estate owned	5	323	2,416
(Increase) decrease in carrying value of equity method investments	(290)	(1,033)	(1,152)
Dividends received from equity method investments	385	376	307
Equity in undistributed earnings of subsidiaries	17,552	(31,867)	(21,508)
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable	(347)	(755)	2,886
(Increase) decrease in other assets	7,155	(11,160)	12,167
Increase (decrease) in accrued interest payable	1,109	1,737	(519)
Increase (decrease) in employee benefit plans and other liabilities	(4,862)	(2,523)	22,282
Cash provided by (used in) operating activities	239,267	176,708	193,664
Cash flows from investing activities
(Increase) decrease in securities purchased under agreement to resell	(114,942)	151,428	(29,956)
Short-term investments other than restricted cash: proceeds from maturities and sales	0	106,221	610,164
Short-term investments other than restricted cash: purchases	(32,953)	(18,953)	(267,579)
Net change in equity securities at fair value	(925)		(511)
Net change in equity securities at fair value		329
Available-for-sale investments: proceeds from sale	114,058	681,656	205,257
Available-for-sale investments: proceeds from maturities and pay downs	204,105	340,114	324,907
Available-for-sale investments: purchases	(196,652)	(156,271)	(595,526)
Held-to-maturity investments: proceeds from maturities and pay downs	137,622	82,853	59,424
Held-to-maturity investments: purchases	(53,228)	(525,637)	(199,145)
Net (increase) decrease in loans to third parties	(99,793)	15,184	(46,391)
Additions to premises, equipment and computer software	(14,009)	(9,830)	(14,777)
Proceeds from sale of other real estate owned	1,102	5,896	1,795
Injection of capital in subsidiary	(175,107)	(64,029)	(12,802)
Return of capital from a subsidiary	12,972	8,244	12,376
Cash provided by (used in) investing activities	(219,167)	619,781	85,212
Cash flows from financing activities
Net increase (decrease) in deposits	(64,027)	(603,925)	(811,322)
Proceeds from issuance of common shares, net of underwriting discounts and commissions	0	0	13
Issuance of subordinated capital, net of underwriting fees	0	73,218	0
Repayment of long-term debt	0	(47,000)	0
Common shares repurchased	(81,534)	(48,443)	0
Proceeds from stock option exercises	349	3,318	4,546
Cash dividends paid on common shares	(93,636)	(83,704)	(69,731)
Cash provided by (used in) financing activities	(238,848)	(706,536)	(876,494)
Net increase (decrease) in cash, cash equivalent and restricted cash	(218,748)	89,953	(597,618)
Cash, cash equivalents and restricted cash: beginning of year	716,999	627,046	1,224,664
Cash, cash equivalents and restricted cash: end of year	498,251	716,999	627,046
Components of cash, cash equivalents and restricted cash at end of year
Cash due from banks				486,692	703,263	604,993
Restricted cash included in short-term investments on the consolidated balance sheets				11,559	13,736	22,053
Total cash, cash equivalents and restricted cash at end of year	498,251	627,046	1,224,664	$ 498,251	$ 716,999	$ 627,046
Supplemental disclosure of cash flow information
Cash interest paid	24,190	15,428	9,447
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	0	2,041	0
Initial recognition of right-of-use assets and operating lease liabilities	133	0	0
Bank of N.T. Butterfield & Son Ltd | Banks
Cash flows from investing activities
Net decrease in loans to subsidiaries	(487)	764	40,689
Bank of N.T. Butterfield & Son Ltd | Customers
Cash flows from investing activities
Net decrease in loans to subsidiaries	$ (930)	$ 1,812	$ (2,713)